Note 18 - Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income (loss) from continuing operations	$ 70,369	$ 48,033	$ 39,510
CANADA
Income (loss) from continuing operations	31,307	19,557	16,715
UNITED STATES
Income (loss) from continuing operations	26,072	19,962	11,077
Other Countries [Member]
Income (loss) from continuing operations	$ 12,990	$ 8,516	$ 11,718